Income Taxes - Narrative (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income tax benefit (expense)		$ (199,491,000)	$ 23,717,000	$ 60,997,000
Effective income tax rate	35.00%	21.00%	21.00%	31.50%
Income tax benefit from revaluating U.S. net deferred tax liabilities				$ 50,000,000.0
Tax benefit recorded for the provisions of the Tax Cuts and Jobs Act		$ 3,900,000	$ 1,800,000
Valuation allowance		21,996,000	31,678,000
Net operating loss carryforwards		18,649,000	37,100,000
Gross unrecognized tax benefits		17,424,000	9,653,000	9,143,000	$ 8,770,000
Net interest and penalties payable associated with uncertain tax positions		200,000	100,000
Interest and penalties recognized		$ 100,000	$ 0	$ 0